Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(215) 564-8000

January 13, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Jaea Hahn

RE:	Delaware Group Equity Funds II (the “Registrant”) File Nos. 811-00750; 002-13017

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 148 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new T class of shares to the Registrant’s Delaware Value Fund (the “Fund”) pursuant to IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016 (the “Guidance”).

Other than the change described above and other non-material changes, the disclosure in the Amendment is identical or substantially similar to the disclosure contained in the Fund’s prospectus and statement of additional information included in the Registrant’s currently effective Registration Statement, last reviewed by the staff of the U.S. Securities and Exchange Commission (the “Commission”) in connection with Post-Effective Amendment No. 132 to the Registrant’s Registration Statement, filed with the Commission on January 1, 2010 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001450791-10-000010). Accordingly, the Registrant respectfully requests selective review of the Amendment pursuant to Investment Company Act Release No. 13768 (Feb. 15, 1984).

In addition, on or about January 20, 2017, the other registrants within the Delaware Investments Family of Funds intend to file a request for relief under Rule 485(b)(1)(vii) with respect to the addition of Class T shares in order to avoid the need to file multiple Rule 485(a) (together, the “Delaware Funds”) that will be adding Class T shares in connection with the recent rule and exemptions adopted by the Department of Labor designed to address conflicts of interest in retirement advice. The requested relief will be filed as correspondence for the Delaware Funds via the EDGAR system and will identify the Amendment as the Template Filing on which the relief would be granted pursuant to the instructions provided in the Guidance. The identification of the Delaware Funds that intend to rely on the requested relief will be included in Schedule A to the request letter filed in the correspondence filing.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the Commission on the Amendment and (ii) updating financial and certain other information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Delaware Investments
Bruce G. Leto